Trade and other payables (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Trade and other payables.
Trade and other payables	€ 13,416	€ 48,033
Amount of decrease in trade and other payables	€ 34,617